Other Financial Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial liabilities [abstract]
Derivative financial instruments (Note 26)	¥ 20,524	¥ 16,528
Lease liabilities (Note 26)	594,520	573,325
Financial liabilities associated with programs to sell certain receivables	79,788	67,223
Financial liabilities associated with contingent consideration arrangements (Note 26)	3,185	4,362	¥ 7,772
Other	14,452	108,582
Total	712,469	770,020
Non-current	571,248	550,900
Current	¥ 141,220	¥ 219,120